FORWARD FUNDS

Supplement dated October 22, 2012

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Extended MarketPlus Fund (“No-Load Summary Prospectus”), Summary Prospectus for Class C Shares of the Forward Extended MarketPlus Fund (“Load Summary Prospectus”), Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN FEES AND EXPENSE LIMITS

The following information applies to the Forward Extended MarketPlus Fund only:

Reduction in Management Fee and Expense Limits

Effective November 1, 2012, the management fee Forward Management, LLC (“Forward Management”) receives from the Forward Extended MarketPlus Fund was permanently reduced to an annual rate of 0.50% of the Fund’s average daily net assets. Additionally, effective November 1, 2012, the following expense limits (as a percentage of the applicable class of the Fund’s average daily net assets) are applicable to each class of the Fund:

Class	Expense Limit Effective November 1, 2012
Class C	1.75%
Class Z	0.75%
Investor Class	1.25%
Institutional Class	0.85%

Accordingly, effective November 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Extended MarketPlus Fund in the No-Load Summary Prospectus and the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee(1)	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses(1)	0.32%	0.32%
Total Annual Fund Operating Expenses	1.32%	0.92%
Fee Waiver and/or Expense Reimbursement(2)	–0.07%	–0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	0.85%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25% and 0.85%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$127	$87
3 Years	$411	$286
5 Years	$716	$502
10 Years	$1,582	$1,124

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Extended MarketPlus Fund in the Load Summary Prospectus and the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Class C
Management Fee(1)	0.50%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.25%
Other Expenses(1)	0.32%
Total Annual Fund Operating Expenses	1.82%
Fee Waiver and/or Expense Reimbursement(2)	–0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.75%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Class C
1 Year	$278
3 Years	$566
5 Years	$978
10 Years	$2,129

You would pay the following expenses if you did not redeem your shares:

Class C
1 Year	$178
3 Years	$566
5 Years	$978
10 Years	$2,129

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Extended MarketPlus Fund in the Class Z Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Class Z
Management Fee(1)	0.50%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses(1)	0.32%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement(2)	–0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.75%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z
1 Year	$77
3 Years	$255
5 Years	$448
10 Years	$1,006

The following footnote pertaining to the Forward Extended MarketPlus Fund is added to the table on pages 127-128 of the No-Load Prospectus, pages 132-133 of the Load Prospectus, and page 43 of the Class Z Prospectus:

Effective November 1, 2012, the management fee paid to Forward Management was reduced to 0.50%.

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Please keep this supplement for future reference

SUPP EXT FEE PRO 10222012

FORWARD FUNDS

Supplement dated October 22, 2012

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2012, as supplemented

This supplement amends the SAI dated May 1, 2012, as supplemented, in order to incorporate changes to the fee arrangements for the Forward Extended MarketPlus Fund (the “Fund”), an existing series of Forward Funds. Accordingly, the following revisions are incorporated into the SAI effective as of November 1, 2012:

Effective November 1, 2012, the following changes are made under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES—Investment Management and Sub-Advisory Agreements” on pages 16-22 of the SAI:

The information concerning the investment advisory fee paid by each Fund as contained in the table on pages 16-17 of the SAI is replaced to read as follows:

Fund	Advisory Fee
Forward Extended MarketPlus Fund	0.50%

The following information concerning the expense limitation agreement with the Forward Extended MarketPlus Fund is added to the table on pages 21-22 of the SAI:

Fund	Class	End Date	Expense Limit
Forward Extended MarketPlus Fund	Class C	April 30, 2013	1.75%
Forward Extended MarketPlus Fund	Class Z	April 30, 2013	0.75%
Forward Extended MarketPlus Fund	Investor Class	April 30, 2013	1.25%
Forward Extended MarketPlus Fund	Institutional Class	April 30, 2013	0.85%

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Please keep this supplement for future reference

SUPP EXT FEE SAI 10222012